SUMMARY OF RESTRICTED STOCK ACTIVITY (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Nonvested | shares
Weighted Average Grant Date Fair Value, Nonvested | $ / shares
Number of shares, Granted | shares	334,437
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 5.77
Number of shares, Vested | shares
Weighted Average Grant Date Fair Value, Vested | $ / shares
Number of shares, Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Number of shares, Nonvested | shares	334,437
Weighted Average Grant Date Fair Value, Nonvested | $ / shares	$ 5.77